INCOME TAXES (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes
Combined federal and provincial income tax rate (as a percent)	27.00%	27.00%	28.00%
Expenses not deductible for tax purpose (as a percent)		(1.00%)	(19.00%)
Tax exemption and tax relief granted to the Company (as a percent)			25.00%
Effect of different tax rate of subsidiary operations in other jurisdiction (as a percent)	1.00%	(7.00%)	(3.00%)
Unrecognized tax benefits (as a percent)	5.00%	(1.00%)	(1.00%)
Valuation allowance (as a percent)	5.00%	(14.00%)	(51.00%)
Change of tax rates in subsequent years (as a percent)	(23.00%)
Exchange gain (loss) (as a percent)		(1.00%)	(1.00%)
Actual income tax rate (as a percent)	15.00%	3.00%	(22.00%)
Preferential tax rate (as a percent)	0.00%
Additional disclosure
Withholding income tax rate on dividends distributed by foreign invested enterprises (as a percent)	10.00%
Undistributed earnings of subsidiaries and affiliates considered to be permanently reinvested	$ 114,600,000
Provision for withholding income tax on dividend	0
Preferential withholding tax rate (as a percent)	5.00%
Minimum
Additional disclosure
Unrecognized deferred tax liabilities	5,600,000
Withholding tax rate (as a percent)	5.00%
Maximum
Additional disclosure
Unrecognized deferred tax liabilities	11,200,000
Withholding tax rate (as a percent)	10.00%
CSI Cells Co., Ltd.
Reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes
Actual income tax rate (as a percent)	25.00%
Preferential tax rate (as a percent)		15.00%
CSI Solar Technologies Inc.
Reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes
Preferential tax rate (as a percent)		12.50%
Tax Holidays Effect
Aggregate amount and per share effect of the tax holiday
The aggregate dollar effect (in dollars)			$ 18,162,641
Per share effect-basic (in dollars per share)			$ 0.42
Per share effect-diluted (in dollars per share)			$ 0.42